Aug-04-05 10:49am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-614 P.002/002 F-013

Paras Madho
Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

05061547

1-32595

NYSE

RECD S.E.C.
AUG 04 2005
1086

August 4, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, K&F INDUSTRIES HOLDINGS, INC., Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 4, 2005. Tentative listing date – August 9, 2005.

PROCESSED
AUG 05 2005
THOMSON
FINANCIAL

Sincerely,

Paras Madho